Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Current	$ (4,723,267)	$ (2,071,154)	$ (558,696)
Deferred	562,664	686,892	44,782
Total	$ 4,160,603	$ 1,384,262	$ 513,914